Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2022
Loan Servicing
Schedule of mortgage servicing rights
	Year Ended	Year Ended
	December 31, 2022	December 31, 2021

Balance at beginning of year	$897,720	$922,146
MSRs capitalized	120,629	147,328
MSRs amortized	(155,756)	(225,404)
Change in valuation allowance	0	53,650
Balance at end of year	$862,593	$897,720